Subsequent Events (Details)		1 Months Ended
	Oct. 21, 2024	Oct. 17, 2024 USD ($)	Nov. 15, 2024 USD ($) $ / shares shares	Oct. 17, 2024 JPY (¥)	Sep. 30, 2024 $ / shares shares	Jan. 26, 2024 $ / shares shares	Jan. 13, 2022 USD ($)
Subsequent Events [Line Items]
Warrant issued (in Shares)					30,000	597,015
Warrants exercise price per share (in Dollars per share) | $ / shares			$ 2.74		$ 48	$ 6.7
Warrant expire term						5 years 6 months
Net proceeds received | $							$ 522,116
Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of crossing cards and registered capital paid		27.27%
Change in stock conversion ratio, stock split, description	On October 21, 2024, the Company approved a change of the ratio of its ADSs to its ordinary shares from one ADS representing one ordinary share to one ADS representing 10 ordinary shares. The ratio change resulted in a reverse split on the Company’s ADSs on the basis of one new ADS for every 10 old ADSs held.
Warrant issued (in Shares)			1,460,328
WArrants purchase (in Shares)			10,760
Net proceeds received | $			$ 29,473
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Investment amount		$ 20,900		¥ 3,000,000
Registered capital		6,900,000,000		1
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Investment amount		48,900		7,000,000
Registered capital		$ 11,000,000		¥ 76,700